Dividends (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure of Detailed Information About Dividends [Abstract]
Summary of Dividends

Record date	Payment date	Total Dividends on Common Stock

July 2, 2024	July 19, 2024	$7.1

August 23, 2024	September 27, 2024	7.1

November 27, 2024	December 27, 2024	7.3

		$21.5